Capital risk (Tables)	12 Months Ended
Dec. 31, 2020
Capital Risk [abstract]
Summary of Detailed Information About Capital Ratio In Current MDA Explanatory
The headroom of our CET1 capital ratio to our current maximum distributable amount (MDA) trigger level at 31 December 2020 was:

Current MDA
%
Pillar 1	4.5
Pillar 2A(1)	2.8
CCB	2.5
CCyB(2)	—
Current MDA trigger	9.8
Headroom to current MDA	5.4
Total CET1 capital ratio	15.2
(1)    Santander UK’s Pillar 2 CET1 requirement was 4.94% at 31 December 2020, Pillar 2A guidance is a point in time assessment.
(2)    The current applicable UK CCyB rate is 0% (2019: 1%).

Summary of Detailed Information About Recapitalisation For Holdings Group Explanatory
Key capital ratios

	Santander UK Group Holdings plc		Santander UK plc
	2020	2019	2020	2019
	%	%	%	%
CET1 capital ratio	15.2	14.3	15.4	14.3
AT1	3.1	3.1	2.7	2.7
Grandfathered Tier 1	0.3	0.5	0.4	0.7
Tier 2	2.5	3.7	2.7	4.0
Total capital ratio	21.1	21.6	21.2	21.7

Summary of Regulatory Capital Resources
Regulatory capital resources (audited)
This table shows our qualifying regulatory capital.

	2020	2019
	£m	£m
CET1 capital instruments and reserves:
–Capital instruments	7,060	7,060
–Retained earnings	6,030	6,251
–Accumulated other reserves and non-controlling interests	679	554
CET1 capital before regulatory adjustments	13,769	13,865
CET1 regulatory adjustments:
–Additional value adjustments	(21)	(35)
–Goodwill (net of tax)	(1,150)	(1,155)
–Other intangibles	(199)	(573)
–Fair value reserves related to gains or losses on cash flow hedges	(486)	(368)
–Negative amounts resulting from the calculation of regulatory expected loss amounts	(368)	(619)
–Gains or losses on liabilities valued at fair value resulting from changes in own credit standing	(6)	(5)
–Deferred tax assets that rely on future profitability excluding timing differences	(9)	(8)
–Defined benefit pension fund assets	(364)	(502)
–Dividend accrual	(18)	(18)
–IFRS 9 Transitional Adjustment	73	16
–Deductions for non-controlling interests	(162)	(160)
CET1 capital	11,059	10,438
AT1 capital instruments:
–Capital instruments	2,241	2,241
–Amount of qualifying items subject to phase out from AT1	324	487
–Regulatory deductions for instruments issued by subsidiary undertakings	(93)	(83)
AT1 capital	2,472	2,645
Tier 1 capital	13,531	13,083
Tier 2 capital instruments:
–Capital instruments	2,076	2,901
–Amount of qualifying items subject to phase out from Tier 2	352	377
–Regulatory deductions for instruments issued by subsidiary undertakings or subject to CRDIV amortisation and repurchases	(571)	(583)
Tier 2 capital	1,857	2,695
Total regulatory capital(1)	15,388	15,778
(1)    Capital resources include a transitional IFRS 9 benefit at 31 December 2020 of £73m (2019: £16m).

Summary of Detailed Information About For Additional Capital And Risk Management Explanatory
The tables below are consistent with our regulatory filings for 31 December 2020 and 31 December 2019.

	2020	2019
RWAs by risk	£bn	£bn
Credit risk	64.8	64.1
Counterparty risk	1.1	1.5
Market risk	0.2	0.3
Operational risk	6.8	7.3
	72.9	73.2

	2020	2019
RWAs by segment	£bn	£bn
Retail Banking	49.5	47.8
Corporate & Commercial Banking	13.3	14.0
Corporate & Investment Banking	3.8	4.8
Corporate Centre	6.3	6.6
	72.9	73.2